Note 13 - Fair Value of Financial Instruments (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Owner Occupied [Member] | Commercial Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member]
Note 13 - Fair Value of Financial Instruments (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis	$ 1,679
Assets measured on a nonrecurring basis		133
Nonowner Occupied [Member] | Commercial Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member]
Note 13 - Fair Value of Financial Instruments (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	5,270	1,973
Commercial and Industrial [Member] | Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member]
Note 13 - Fair Value of Financial Instruments (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	2,532
Commercial and Industrial [Member] | Fair Value, Inputs, Level 3 [Member] | Other Real Estate Owned [Member]
Note 13 - Fair Value of Financial Instruments (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis		2,863
Commercial Real Estate Construction Financing Receivable [Member] | Fair Value, Inputs, Level 3 [Member] | Other Real Estate Owned [Member]
Note 13 - Fair Value of Financial Instruments (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis	1,147	1,058
Residential Real Estate Loans [Member] | Fair Value, Inputs, Level 3 [Member] | Impaired Loans [Member]
Note 13 - Fair Value of Financial Instruments (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis [Line Items]
Assets measured on a nonrecurring basis		234
Fair Value, Inputs, Level 2 [Member] | US Government-sponsored Enterprises Debt Securities [Member]
Note 13 - Fair Value of Financial Instruments (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis	8,917	8,852
Fair Value, Inputs, Level 2 [Member] | Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Note 13 - Fair Value of Financial Instruments (Details) - Assets and Liabilities Measured at Fair Value on a Recurring and Nonrecurring Basis [Line Items]
Assets measured on a recurring basis	$ 76,319	$ 75,216